Long-Term Debt and Other Financial Liabilities	6 Months Ended
Jun. 30, 2023
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
7.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2023	December 31, 2022
Long-term debt and other financial liabilities	64,713	43,200
Less: Deferred financing costs	(766)	(594)
Total	63,947	42,606
Less - current portion	(42,568)	(7,473)
Long-term portion	21,379	35,133

Details of the Company’s secured credit and other financial liabilities are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2022, included in the Company’s 2022 annual report on Form 20-F filed with the SEC on April 4, 2023, and are supplemented by the below new activities within the period.

Senior long-term debt

Loan Facilities amended during the six-month period ended June 30, 2023

August 2022 EnTrust Facility

Pursuant to a deed of accession, amendment and restatement of the subject facility which was entered into on January 30, 2023, the Tranche C was replaced by two tranches, Tranche E for $7,000 and Tranche F for $8,200, secured by the Goodship and Tradership, respectively, upon their delivery (Note 5) and bearing a fixed interest rate of 9%. The loan facility is repayable in one installment of $1,000 at the twelfth month after the utilization date, one installment of $3,000 at the fifteenth month after the utilization date and a balloon payment of $25,200 at maturity. As of June 30, 2023, the amount outstanding under this facility was $29,200.

Other Financial Liabilities - Sale and Leaseback Transactions

New Sale and Leaseback Activities during the six-month period ended June 30, 2023

March 2023 Neptune Sale and Leaseback

On March 31, 2023, following the delivery of the Oasea, the Company entered into a sale-and-leaseback agreement with a subsidiary of Neptune Maritime Leasing Ltd. for the purpose of partly financing the acquisition cost of the Oasea. The transaction was accounted for as a financial liability, since control remains with the Company and the Oasea will continue to be recorded as an asset on the Company’s balance sheet. The financing amount is $12,250 and the interest rate is 4.25% plus 3-month term SOFR per annum. The charterhire principal will be repaid over a five-year term, through 60 monthly installments of $97.5 and a balloon payment of $6,400 at the expiration of the bareboat charter. The Company is required to maintain a security coverage ratio (as defined therein) of at least 120% for the first twelve months and at least 130% thereafter.  In addition, the Company is required to maintain minimum liquidity of $350 in its operating account. The sale-and-leaseback agreement includes certain restrictions on dividends from the lessee’s accounts and other distributions. The Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the 5-year bareboat period, the Company has the obligation to repurchase the vessel for $6,400 (balloon payment). As of June 30, 2023, the amount outstanding under the March 2023 Neptune Sale and Leaseback was $11,958.

April 2023 Neptune Sale and Leaseback

On April 26, 2023, following the delivery of the Cretansea, the Company entered into a sale-and-leaseback agreement with a subsidiary of Neptune Maritime Leasing Ltd. for the purpose of partly financing the acquisition cost of the Cretansea. The transaction was accounted for as a financial liability, as control remains with the Company and the Cretansea will continue to be recorded as an asset on the Company’s balance sheet. The financing amount is $12,250 and the interest rate is 4.25% plus 3-month term SOFR per annum. The charterhire principal will be repaid over a five-year term, through 60 monthly installments of $97.5 and a balloon payment of $6,400 at the expiration of the bareboat. The Company is required to maintain a security coverage ratio (as defined therein) of at least 120% for the first twelve months and at least 130% thereafter. In addition, the Company is required to maintain minimum liquidity of $350 in its operating account. The sale-and-leaseback agreement includes certain restrictions on dividends from the lessee’s accounts and other distributions. The Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the 5-year bareboat period, the Company has the obligation to repurchase the vessel for $6,400 (balloon payment). As of June 30, 2023, the amount outstanding under the April 2023 Neptune Sale and Leaseback was $12,055.

As of June 30, 2023, the Company was in compliance with all covenants relating to its loan facilities and other financial liabilities as at that date.

As of June 30, 2023, four of the Company’s owned vessels (including the vessel held for sale), having a net carrying value of $75,425, were subject to first and second priority mortgages as collaterals to their long-term debt facilities. In addition, the Company’s two bareboat chartered vessels, having a net carrying value of $39,000 as of June 30, 2023, have been financed through sale and leaseback agreements. As customary in leaseback agreements, the title of ownership is held by the registered owners.

The annual principal payments required to be made after June 30, 2023 for all long-term debt and other financial liabilities, are as follows:

Twelve month periods ending June 30,	Amount
2024	43,040
2025	2,340
2026	2,340
2027	2,340
Thereafter	14,653
Total	64,713